CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year		$ 948	$ 10,363	$ 7,414
Actuarial gains (losses) on post-employment defined benefit plans
Recognized in equity		2,415	(5,589)	(3,130)
Deferred income tax		(127)	1,491	(119)
Actuarial gains (losses) on defined benefit pension plans, net		2,288	(4,098)	(3,249)
Recognized in equity		(2)		(5)
Deferred income tax		1		2
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net		(1)		(3)
Share of other comprehensive income (losses) in equity-accounted investments		46
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity		(21,460)	(3,510)	(8,950)
Reclassified to the statement of income	[1]	4,720	3,136	3,315
Deferred income tax		5,690	126	1,916
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net		(11,050)	(248)	(3,719)
Cumulative translation adjustments
Recognized in equity	[2]	(5,211)	(1,465)	(6,409)
Reclassified to the statement of income	[2]		34
Cumulative translation adjustments, net	[2]	(5,211)	(1,431)	(6,409)
Share of other comprehensive income in equity-accounted investments
Recognized in equity		(378)	69	(135)
Reclassified to the statement of income		43
Share of other comprehensive income in equity-accounted investments		(335)	69	(135)
Total other comprehensive income (loss)		(14,263)	(5,708)	(13,515)
Total comprehensive income (loss)		(13,315)	4,655	(6,101)
Comprehensive income (loss) attributable to non-controlling interests		(189)	186	65
Comprehensive income (loss) attributable to shareholders of Petrobras		$ (13,126)	$ 4,469	$ (6,166)

[1]	For more information, see notes 38.3c and 38.3a.
[2]	It includes US$ 804 loss (US$ 132 loss in 2019 and US$ 236 loss in 2018), of cumulative translation adjustments in associates and joint ventures.